                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 ----------------------------------------
                 Boston, MA 02110-3328
                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8515
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kathleen Eckert                Boston, MA          2/14/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 51
                                        --------------------

Form 13F Information Table Value Total: 431,492
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACADIA Pharmaceuticals,
 Inc.                       Common         004225108    5,747   848,868   SH            Sole          NA      Sole
Adolor Corporation          Common         00724X102    9,772   985,100   SH            Sole          NA      Sole
Amgen, Inc.                 Common         031162100   24,302   378,836   SH            Sole          NA      Sole
Ariad Pharmaceuticals,
 Inc.                       Common         04033A100    7,111   957,000   SH            Sole          NA      Sole
Barr Pharmaceuticals,
  Inc.                      Common         068306109   11,385   250,000   SH            Sole          NA      Sole
Boston Scientific
 Corporation                Common         101137107    7,110   200,000   SH            Sole          NA      Sole
Celgene Corporation         Common         151020104    6,627   249,800   SH            Sole          NA      Sole
Chiron Corporation          Common         170040109    9,532   286,000   SH            Sole          NA      Sole
Connetics Corporation       Common         208192104    7,685   316,400   SH            Sole          NA      Sole
Conor MedSystems, Inc.    Restricted       208264101   16,288 1,567,999   SH            Sole          NA      Sole
Cubist Pharmaceuticals,
 Inc.                       Common         229678107   19,044 1,609,839   SH            Sole          NA      Sole
Cytokinetics, Inc.          Common         23282W100    6,501   634,229   SH            Sole          NA      Sole
deCODE Genetics, Inc.       Common         243586104   10,611 1,358,600   SH            Sole          NA      Sole
DepoMed, Inc.               Common         249908104    6,755 1,250,888   SH            Sole          NA      Sole
DOV Pharmaceutical, Inc.    Common         259858108    6,047   335,000   SH            Sole          NA      Sole
Dyax Corporation            Common         26746E103    6,536   905,265   SH            Sole          NA      Sole
Endo Pharmaceuticals
 Holdings                   Common         29264F205    9,459   450,000   SH            Sole          NA      Sole
Exelixis, Inc.              Common         30161Q104   11,609 1,222,000   SH            Sole          NA      Sole
Genzyme Corporation         Common         372917104   17,886   308,000   SH            Sole          NA      Sole
Gilead Sciences, Inc.       Common         375558103   12,736   364,000   SH            Sole          NA      Sole
Guilford Pharmaceuticals,
 Inc.                       Common         401829106    5,445 1,100,000   SH            Sole          NA      Sole
IDEXX Laboratories, Inc.    Common         45168D104   12,343   226,100   SH            Sole          NA      Sole
Imclone Systems, Inc.       Common         45245W109    9,078   197,000   SH            Sole          NA      Sole
Impax Laboratories, Inc.    Common         45256B101   14,295   900,198   SH            Sole          NA      Sole
IVAX Corporation            Common         465823102    7,602   480,500   SH            Sole          NA      Sole
King Pharmaceuticals, Inc.  Common         495582108    3,596   290,000   SH            Sole          NA      Sole
Kosan Biosciences, Inc.     Common         50064W107    6,579   949,300   SH            Sole          NA      Sole
MedImmune, Inc.             Common         584699102   14,260   526,000   SH            Sole          NA      Sole
Millennium
 Pharmaceuticals, Inc.      Common         599902103   5,090   420,000    SH            Sole          NA      Sole
Momenta Pharmaceuticals,
 Inc.                       Common       6608877T100   1,949   276,000    SH            Sole          NA      Sole
Myogen, Inc.                Common         62856E104   6,184   766,280    SH            Sole          NA      Sole
Neurocrine Biosciences,
 Inc.                       Common         64125C109  12,828   260,200    SH            Sole          NA      Sole
Neurogen Corporation        Common         64124E106   5,923   632,800    SH            Sole          NA      Sole
NPS Pharmaceuticals,
 Inc.                       Common         62936P103   6,032   330,000    SH            Sole          NA      Sole


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Nuvelo, Inc.                Common         67072M301    2,083   211,430   SH            Sole          NA      Sole
Orthovita, Inc.             Common         68750U102    7,123 1,700,000   SH            Sole          NA      Sole
Par Pharmaceutical
 Companies, Inc.            Common         69888P106   12,331   298,000   SH            Sole          NA      Sole
Penwest Pharmaceuticals
 Co.                        Common         709754105    4,701   393,100   SH            Sole          NA      Sole
Pfizer, Inc.                Common         717081103    9,143   340,000   SH            Sole          NA      Sole
Pozen, Inc.                 Common         73941U102    3,106   427,300   SH            Sole          NA      Sole
Sangamo Biosciences,
 Inc.                       Common         800677106    1,396   232,600   SH            Sole          NA      Sole
Seattle Genetics, Inc.      Common         812578102    5,088   779,100   SH            Sole          NA      Sole
Senomyx, Inc.             Restricted       81724Q107   11,829 1,428,571   SH            Sole          NA      Sole
Sirna Therapeutics, Inc.  Restricted       829669100    2,139   676,924   SH            Sole          NA      Sole
Telik, Inc.                 Common         87959M109    6,485   338,823   SH            Sole          NA      Sole
Tercica, Inc.               Common         88078L105    1,171   116,940   SH            Sole          NA      Sole
Teva Pharmaceutical
 Industries, Ltd. ADR       Common         881624209   13,079   438,000   SH            Sole          NA      Sole
Theravance, Inc.            Common         88338T104    4,296   240,000   SH            Sole          NA      Sole
Vivus, Inc.                 Common         928551100    3,458   777,100   SH            Sole          NA      Sole
VNUS Medical
 Technologies, Inc.       Restricted       928566108    9,858   911,458   SH            Sole          NA      Sole
WebMD Corporation           Common         94769M105   10,261 1,257,500   SH            Sole          NA      Sole
COLUMN TOTALS                                        $431,492